Costs and Estimated Earnings on Uncompleted Contracts (Detail) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012
Uncompleted Contracts [Line Items]
Cost incurred on uncompleted contracts	$ 1,410,722	$ 1,286,453
Estimated earnings	351,126	291,258
Cost incurred and estimated earnings on uncompleted contracts	1,761,848	1,577,711
Less: Billing to date	1,689,082	1,502,330
Total	72,766	75,381
Included in accompanying balance sheets under the following captions:
Costs and estimated earnings in excess of billing on uncompleted contracts	101,960	107,295
Other Assets (non-current retainage)	5,675
Billings in excess of costs and estimated earnings on uncompleted contracts	$ (34,869)	$ (31,914)